Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Queen Of Bud	NuLeaf	Remexian	Attributable to owners of the Company	Attributable to owners of the Company Queen Of Bud	Attributable to owners of the Company NuLeaf	Attributable to owners of the Company Remexian	Share capital	Share capital Queen Of Bud	Share capital Remexian	Warrants	Contributed surplus	Derivative liability - equity	Equity portion of convertible debt	Accumulated other comprehensive income (loss)	Accumulated deficit	Accumulated deficit NuLeaf	NCI	NCI NuLeaf	NCI Remexian
Opening balance at Oct. 31, 2023	$ 133,666				$ 131,556				$ 288,027			$ 12,740	$ 30,749	$ 0	$ 717	$ 5,257	$ (205,934)		$ 2,110
Issued to pay fees in shares	1,331				1,331				1,331
Acquisition		$ 900	$ 0			$ 900	$ 196		900	$ 900								$ 196		$ (196)
Issuance of share for settlement of convertible debentures	5,025				5,025				5,025
Issuance of shares through ATM	3,154				3,154				3,154
Revaluation of Convertible Debt	0				0										(525)		525
Share-based compensation	2,975				2,975								2,975
Share issuance costs	(97)				(97)				(97)
RSUs vested	0				0				929				(929)
Warrants exercised	285				285				358			(100)	27
Warrants expired	0				0							(8,008)	8,008
Options exercised	111				111				216				(105)
Settlement of escrow shares	(218)				(218)								(218)
RSUs vested	1,591				1,591											1,591
Settlement of Convertible Debenture	0				0										(192)		192
TSX Bond Issuance	800				800				800
Partner distributions	(200)				0														(200)
Net loss	(3,811)				(4,337)												(4,337)		526
Closing balance at Oct. 31, 2024	145,512				143,272				300,643			4,632	40,507	0	0	6,848	(209,358)		2,240
Acquisition				$ 14,997				$ 0	26,856												$ 14,997
Shares issued as consideration for acquisition of Remexian				$ 26,856				$ 26,856			$ 26,856
Recognition of Remexian put option liability (refer note 16)	(35,797)				(35,797)									(35,797)
Issuance of shares through ATM	52				52				52
Share-based compensation	3,917				3,917								3,917
Share issuance costs	(292)				(292)				(292)
RSUs vested	(617)				(617)				1,388				(2,005)
Warrants exercised	245				245				331			(86)
Options exercised	269				269				664				(395)
RSUs vested	451				451											451
Partner distributions	(1,402)				0														(1,402)
Net loss	(51,404)				(50,747)												(50,747)		(657)
Closing balance at Oct. 31, 2025	$ 102,787				$ 87,609				$ 329,642			$ 4,546	$ 42,024	$ (35,797)	$ 0	$ 7,299	$ (260,105)		$ 15,178